Royalty and option income (Tables)	3 Months Ended
Dec. 31, 2022
Royalty And Option Income [Abstract]
Schedule of Royalty and Option Income Generated from Mines

	Three months ended	Year ended	Year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Royalty and option income were generated from:
Canadian Malartic	195	1,132	—
Borden	63	954	—
Jerritt Canyon	148	808	94
Others	176	1,050	98
	582	3,944	192